Business Combination (Acquisition of Fanyue, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 13, 2013 Fanyue [Member]	Dec. 31, 2013 Customer relationships [Member]	Sep. 13, 2013 Common Shares [Member] Fanyue [Member]	Dec. 31, 2013 Fanyue [Member]	Mar. 21, 2013 Fanyue [Member]	Mar. 21, 2013 Fanyue [Member] Noncontrolling Interest [Member]	Mar. 21, 2013 Fanyue [Member] Customer relationships [Member]	Mar. 21, 2013 Fanyue [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired								51.00%
Cash consideration								$ 88
Share consideration, number of shares											808,146
Share consideration, fair value of shares								1,490			1,490
Identified intangible assets, amount										335
Identified intangible assets, estimated useful life					4 years					2 years 10 months 19 days
Control premium									6.00%
Assumed discount rate									25.00%
Equity interest held by non-controlling shareholders				49.00%
Cash consideration for acquiring non-controlling interest				86
Share consideration for acquiring non-controlling interest, number of common shares						5,359,490
Share consideration for acquiring non-controlling interest, fair value of common shares						23,410
Net revenues	196,702	91,768	40,671				9,107
Net income	$ (1,856)	$ 9,430	$ 10,251				$ 1,618